DUE TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Due To Related Parties
SCHEDULE OF LOANS FROM RELATED PARTIES

Loans from related parties as of December 31, 2025 and 2024 consist of the following:

	As of December 31,
	2025	2024
Other loans payable to related parties, current	$7,009,162	$4,001,091
Other loans payable to related parties, non-current	9,722,569	1,789
Total loans payable to related parties	$16,731,731	$4,002,880